Summary of Significant Accounting Policies (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance amount	$ 250,000	$ 250,000	$ 250,000		$ 250,000		$ 250,000
Deferred revenue	$ 10,000		10,000		$ 10,000
Number of reportable segment					1		1
Impairment loss							$ 80,000	$ 1,818,000
Revenues			$ 57		$ 57		25,409	$ 4,962
DDN [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues							5,000
Sponsor payment							$ 100,000
United States of America [Member] | Segments [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Consolidated total assets rate	97.70%	85.40%					85.40%	94.60%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		3 years					3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years					10 years
Sponsor [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues							$ 25,000